Commitments	6 Months Ended
Jun. 30, 2020
Commitments [abstract]
Commitments
9. COMMITMENTS
As part of its program of research and development around the single-port robotic surgical system, the Company has outsourced certain aspects of the design and development to third party technology and development companies. At June 30, 2020, $4,132,120 in purchase orders remain outstanding (December 31, 2019 - $1,327,294). The Company also has on deposit with a U.S. supplier $481,400 to be applied against future invoices (December 31, 2019 - $481,400).